Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

The following section was prepared in accordance with Item 402(v) of the SEC’s Regulation S-K.

The following table provides additional compensation information for the past five fiscal years for our Chief Executive Officer (“CEO”) and our non-CEO Named Executive Officers (“Other NEOs”), as well as total shareholder return, net income attributable to UHS, Inc. and adjusted earnings per share, diluted performance results for our fiscal years ending in 2025, 2024, 2023, 2022 and 2021:

			Average	Average	Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Summary Compensation Table Total for Other NEOs(1)	Compensation Actually Paid for Other NEOs(1)(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net Income ($ in thousands)	Adjusted Earnings per share, diluted(4)

2025	$16,148,937	$27,735,374	$5,530,829	$9,126,950	$163	$284	$1,511,182	$21.74
2024	$15,021,836	$25,780,128	$5,449,127	$9,590,254	$133	$187	$1,163,109	$16.61
2023	$14,407,937	$14,959,742	$5,764,662	$4,627,875	$113	$168	$719,307	$10.54
2022	$10,919,976	$13,476,236	$3,270,794	$5,112,238	$104	$146	$656,982	$9.88
2021	$14,020,942	$9,784,532	$6,684,372	$995,897	$95	$158	$987,632	$11.82

(1)
Named executive officers included in the above compensation columns reflect the following:

Year	CEO	Non-CEO NEOs

2025	Marc D. Miller	Alan B. Miller, Filton, Peterson, Sim

2024	Marc D. Miller	Alan B. Miller, Filton, Peterson, Sim
o
2023	Marc D. Miller	Alan B. Miller, Filton, Peterson, Sim

2022	Marc D. Miller	Alan B. Miller, Filton, Pember, Peterson, Sim

2021	Marc D. Miller	Alan B. Miller, Filton, Pember, Peterson

(2)
SEC rules require certain adjustment be made to the Summary Compensation Table (“SCT”) totals to determine “Compensation Actually Paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the total compensation from the SCT, adjusted to include, among other things, the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends or other earnings, since dividends are factored into the fair value of the award.

The following tables detail these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Unvested Prior Awards (ii)	Change in Value of Vested Prior Awards (iii)	Change in Value of Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c) = (i) + (ii) + (iii) + (iv)	CAP (d) = (a) - (b) + (c)

2025	CEO	$16,148,937	$9,999,904	$12,276,387	$10,772,075	$(1,462,121)	$—	$21,586,341	$27,735,374
2025	Other NEOs	$5,530,829	$2,953,813	$3,626,250	$3,322,345	$(398,661)	$—	$6,549,934	$9,126,950
2024	CEO	$15,021,836	$9,255,605	$9,217,204	$8,145,304	$2,651,390	$—	$20,013,897	$25,780,128
2024	Other NEOs	$5,449,127	$2,840,213	$2,828,429	$2,330,210	$1,822,701	$—	$6,981,341	$9,590,254
2023	CEO	$14,407,937	$9,888,558	$13,063,409	$(131,034)	$(2,492,012)	$—	$10,440,363	$14,959,742
2023	Other NEOs	$5,764,662	$3,384,852	$4,123,681	$349,678	$(2,225,294)	$—	$2,248,065	$4,627,875
2022	CEO	$10,919,976	$9,508,078	$9,680,126	$430,267	$1,953,945	$—	$12,064,338	$13,476,236
2022	Other NEOs	$3,270,794	$2,342,607	$1,915,653	$865,575	$1,920,853	$(518,031)	$4,184,050	$5,112,238
2021	CEO	$14,020,942	$10,104,427	$8,545,032	$(2,230,851)	$(446,165)	$—	$5,868,017	$9,784,532
2021	Other NEOs	$6,684,372	$4,794,552	$4,054,620	$(4,194,869)	$(753,674)	$—	$(893,923)	$995,897

(3)
Total Shareholder Return (“TSR”) is determined based upon the value of an initial fixed investment of $100. The TSR peer group consists of the industry line peer group reflected in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The companies in the peer group are as follows: Arcadia Healthcare Company, Inc., Community Health Systems, Inc., HCA
Healthcare, Inc., and Tenet Healthcare Corporation. Each year reflects the cumulative total return assuming $100 invested on December 31, 2020 in our common stock and in the our peer group, including subsequent reinvestment of dividends.
(4)
Adjusted earnings per share, diluted, was selected by the Company as the Company-Selected Measure (“CSM”). It is a non-Generally Accepted Accounting Principles (“GAAP”) financial measure. A reconciliation of adjusted earnings per share, diluted, to the most directly comparable financial measure calculated in accordance with GAAP is included in the Company’s Form 8-K furnished with the SEC on February 26, 2026.

Company Selected Measure Name	Adjusted earnings per share, diluted
Named Executive Officers, Footnote
(1)
Named executive officers included in the above compensation columns reflect the following:

Year	CEO	Non-CEO NEOs

2025	Marc D. Miller	Alan B. Miller, Filton, Peterson, Sim

2024	Marc D. Miller	Alan B. Miller, Filton, Peterson, Sim
o
2023	Marc D. Miller	Alan B. Miller, Filton, Peterson, Sim

2022	Marc D. Miller	Alan B. Miller, Filton, Pember, Peterson, Sim

2021	Marc D. Miller	Alan B. Miller, Filton, Pember, Peterson

Peer Group Issuers, Footnote
(3)
Total Shareholder Return (“TSR”) is determined based upon the value of an initial fixed investment of $100. The TSR peer group consists of the industry line peer group reflected in our 2025 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. The companies in the peer group are as follows: Arcadia Healthcare Company, Inc., Community Health Systems, Inc., HCA
	Healthcare, Inc., and Tenet Healthcare Corporation. Each year reflects the cumulative total return assuming $100 invested on December 31, 2020 in our common stock and in the our peer group, including subsequent reinvestment of dividends.
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustment be made to the Summary Compensation Table (“SCT”) totals to determine “Compensation Actually Paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the total compensation from the SCT, adjusted to include, among other things, the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends or other earnings, since dividends are factored into the fair value of the award.

The following tables detail these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Unvested Prior Awards (ii)	Change in Value of Vested Prior Awards (iii)	Change in Value of Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c) = (i) + (ii) + (iii) + (iv)	CAP (d) = (a) - (b) + (c)

2025	CEO	$16,148,937	$9,999,904	$12,276,387	$10,772,075	$(1,462,121)	$—	$21,586,341	$27,735,374
2025	Other NEOs	$5,530,829	$2,953,813	$3,626,250	$3,322,345	$(398,661)	$—	$6,549,934	$9,126,950
2024	CEO	$15,021,836	$9,255,605	$9,217,204	$8,145,304	$2,651,390	$—	$20,013,897	$25,780,128
2024	Other NEOs	$5,449,127	$2,840,213	$2,828,429	$2,330,210	$1,822,701	$—	$6,981,341	$9,590,254
2023	CEO	$14,407,937	$9,888,558	$13,063,409	$(131,034)	$(2,492,012)	$—	$10,440,363	$14,959,742
2023	Other NEOs	$5,764,662	$3,384,852	$4,123,681	$349,678	$(2,225,294)	$—	$2,248,065	$4,627,875
2022	CEO	$10,919,976	$9,508,078	$9,680,126	$430,267	$1,953,945	$—	$12,064,338	$13,476,236
2022	Other NEOs	$3,270,794	$2,342,607	$1,915,653	$865,575	$1,920,853	$(518,031)	$4,184,050	$5,112,238
2021	CEO	$14,020,942	$10,104,427	$8,545,032	$(2,230,851)	$(446,165)	$—	$5,868,017	$9,784,532
2021	Other NEOs	$6,684,372	$4,794,552	$4,054,620	$(4,194,869)	$(753,674)	$—	$(893,923)	$995,897

Non-PEO NEO Average Total Compensation Amount	$ 5,530,829	$ 5,449,127	$ 5,764,662	$ 3,270,794	$ 6,684,372
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,126,950	9,590,254	4,627,875	5,112,238	995,897
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustment be made to the Summary Compensation Table (“SCT”) totals to determine “Compensation Actually Paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as the total compensation from the SCT, adjusted to include, among other things, the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends or other earnings, since dividends are factored into the fair value of the award.

The following tables detail these adjustments:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Unvested Prior Awards (ii)	Change in Value of Vested Prior Awards (iii)	Change in Value of Awards that Failed to Meet Vesting Conditions (iv)	Total Equity CAP (c) = (i) + (ii) + (iii) + (iv)	CAP (d) = (a) - (b) + (c)

2025	CEO	$16,148,937	$9,999,904	$12,276,387	$10,772,075	$(1,462,121)	$—	$21,586,341	$27,735,374
2025	Other NEOs	$5,530,829	$2,953,813	$3,626,250	$3,322,345	$(398,661)	$—	$6,549,934	$9,126,950
2024	CEO	$15,021,836	$9,255,605	$9,217,204	$8,145,304	$2,651,390	$—	$20,013,897	$25,780,128
2024	Other NEOs	$5,449,127	$2,840,213	$2,828,429	$2,330,210	$1,822,701	$—	$6,981,341	$9,590,254
2023	CEO	$14,407,937	$9,888,558	$13,063,409	$(131,034)	$(2,492,012)	$—	$10,440,363	$14,959,742
2023	Other NEOs	$5,764,662	$3,384,852	$4,123,681	$349,678	$(2,225,294)	$—	$2,248,065	$4,627,875
2022	CEO	$10,919,976	$9,508,078	$9,680,126	$430,267	$1,953,945	$—	$12,064,338	$13,476,236
2022	Other NEOs	$3,270,794	$2,342,607	$1,915,653	$865,575	$1,920,853	$(518,031)	$4,184,050	$5,112,238
2021	CEO	$14,020,942	$10,104,427	$8,545,032	$(2,230,851)	$(446,165)	$—	$5,868,017	$9,784,532
2021	Other NEOs	$6,684,372	$4,794,552	$4,054,620	$(4,194,869)	$(753,674)	$—	$(893,923)	$995,897

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The following performance measures reflect the Company’s most important performance measures in effect for 2025, as further described and defined in the Compensation Discussion and Analysis:

•
Adjusted earnings per share, diluted
•
Income before income taxes for each of the acute care and behavioral health division
•
Return on capital
•
Earnings before interest, taxes, depreciation and amortization, and the impacts of other income/expense and net income attributable to noncontrolling interests ("Adjusted EBITDA net of NCI")

Total Shareholder Return Amount	$ 163	133	113	104	95
Peer Group Total Shareholder Return Amount	$ 284	$ 187	$ 168	$ 146	$ 158
Company Selected Measure Amount	21.74	16.61	10.54	9.88	11.82
Net Income	$ 1,511,182,000	$ 1,163,109,000	$ 719,307,000	$ 656,982,000	$ 987,632,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted earnings per share, diluted
Non-GAAP Measure Description	Adjusted earnings per share, diluted, was selected by the Company as the Company-Selected Measure (“CSM”). It is a non-Generally Accepted Accounting Principles (“GAAP”) financial measure. A reconciliation of adjusted earnings per share, diluted, to the most directly comparable financial measure calculated in accordance with GAAP is included in the Company’s Form 8-K furnished with the SEC on February 26, 2026.
Measure:: 2
Pay vs Performance Disclosure
Name	Income before income taxes for each of the acute care and behavioral health division
Measure:: 3
Pay vs Performance Disclosure
Name	Return on capital
Measure:: 4
Pay vs Performance Disclosure
Name	Earnings before interest, taxes, depreciation and amortization, and the impacts of other income/expense and net income attributable to noncontrolling interests ("Adjusted EBITDA net of NCI")
Marc D. Miller [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 16,148,937	15,021,836	14,407,937	10,919,976	14,020,942
PEO Actually Paid Compensation Amount	$ 27,735,374	$ 25,780,128	$ 14,959,742	$ 13,476,236	$ 9,784,532
PEO Name	Marc D. Miller	Marc D. Miller	Marc D. Miller	Marc D. Miller	Marc D. Miller
PEO | Marc D. Miller [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,586,341	$ 20,013,897	$ 10,440,363	$ 12,064,338	$ 5,868,017
PEO | Marc D. Miller [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,999,904)	(9,255,605)	(9,888,558)	(9,508,078)	(10,104,427)
PEO | Marc D. Miller [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,772,075	8,145,304	(131,034)	430,267	(2,230,851)
PEO | Marc D. Miller [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,462,121)	2,651,390	(2,492,012)	1,953,945	(446,165)
PEO | Marc D. Miller [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Marc D. Miller [Member] | Year End Value Of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,276,387	9,217,204	13,063,409	9,680,126	8,545,032
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,549,934	6,981,341	2,248,065	4,184,050	(893,923)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,953,813)	(2,840,213)	(3,384,852)	(2,342,607)	(4,794,552)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,322,345	2,330,210	349,678	865,575	(4,194,869)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(398,661)	1,822,701	(2,225,294)	1,920,853	(753,674)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(518,031)	0
Non-PEO NEO | Year End Value Of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,626,250	$ 2,828,429	$ 4,123,681	$ 1,915,653	$ 4,054,620